Finance Income and Finance Costs (Tables)	12 Months Ended
Feb. 28, 2021
Finance Income And Finance Costs [Abstract]
Summary of Finance Income and Finance Costs
	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Interest income	48,011	209	—
Exchange gain, net	—	1,133	607
Finance income	48,011	1,342	607

Bank charges	(14,894)	(2,763)	(7,299)
Interest expense	(75,560)	(54)	(1,957)
Exchange loss, net	(40,036)	—	—
Finance cost	(130,490)	(2,817)	(9,256)
Net finance cost	(82,479)	(1,475)	(8,649)